Fair Value of Financial Instruments - Additional Information (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Fair Value Disclosures [Abstract]
Debt discount	$ 1,200
Long-term debt, carrying amount	2,590
Debt issuance costs	$ 200